Real Estate Business Park Acquisitions - Intangible asset amortization Port Capital Property (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2016	Oct. 19, 2015
Port Capital Forecasted amortization
In-place Leases annual amortization		$ 114	$ 114	$ 114	$ 114	$ 114
Port Capital Property
In-place leases initial value									$ 1,126
In-place Leases annual amortization	$ 28						$ 114	$ 104